CONVERTIBLE NOTES PAYABLE, RELATED PARTIES (Details Narrative) - USD ($)					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 09, 2022	Jun. 15, 2022	Jun. 15, 2022	Apr. 05, 2021	Sep. 30, 2021	Apr. 30, 2021	May 31, 2020	Oct. 31, 2017	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Aug. 11, 2022	May 31, 2022
Short-Term Debt [Line Items]
Debt instrument, face amount															$ 10,000,000
Warrant exercise price									$ 0.20		$ 0.20		$ 0.20
Convertible notes payable									$ 27,000,000		$ 27,000,000		$ 30,050,000	$ 150,000
Common stock, par value									$ 0.0001		$ 0.0001		$ 0.0001			$ 0.0001
Proceeds from loans							$ 1,000,000.0
Interest expense									$ 3,321,410	$ 3,126,358	$ 6,441,464	$ 6,056,372	$ 12,204,444	47,613
Deferred financing fees									2,600,000	2,300,000	3,100,000	4,400,000	9,900,000
Deferred financing fees													18,647
Convertible Notes [Member]
Short-Term Debt [Line Items]
Interest expense									$ 558,000	$ 606,444	$ 648,000	$ 1,700,000	$ 2,400,000	$ 5,507
Common Class A [Member]
Short-Term Debt [Line Items]
Common stock, par value									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued									262,832,833		262,832,833		288,923,969
Conversion of stock, shares converted													10,000	1,800,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 27,000,000.0	$ 27,000,000.0
Purchase up warrant		818,181,819	818,181,819	150,000,000		150,000,000
Convertible notes payable				$ 30,000,000.0		$ 30,000,000.0
Common stock, par value		$ 0.033	$ 0.033	$ 0.22		$ 0.22
Proceeds from loan originations			$ 27,000,000.0	$ 30,000,000.0		$ 30,000,000.0
Origination Fee				$ 3,000,000.0		$ 3,000,000.0
Conversion rate				$ 0.20		$ 0.20
Annual rate				8.00%		8.00%
Debt Instrument, Maturity Date				Apr. 05, 2024		Apr. 05, 2024
Conversion price, increase				$ 0.20		$ 0.20
Proceeds from loans				$ 15,000,000.0		$ 15,000,000.0
Net proceeds				12,000,000.0		12,000,000.0
Deferred financing costs				$ 3,000,000.0		$ 3,000,000.0
Loan origination fees											15,000,000		15,000,000
Common stock shares for payment of interest											12,000,000		12,000,000
Deemed dividend											$ 1,080,000		$ 1,080,000
Decentralized Sharing Systems Inc [Member] | Security Purchase Agreement [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Common stock, shares issued					27,000,000					27,000,000		27,000,000	27,000,000
HWH International, Inc. [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 50,000
Purchase up warrant								333,333
Warrant exercise price								$ 0.15
Conversion of stock, shares converted	333,333							333,333
Convertible Notes [Member] | Security Purchase Agreement [Member]
Short-Term Debt [Line Items]
Debt Instrument, Maturity Date					Sep. 09, 2024
Convertible Notes [Member] | HWH International, Inc. [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount	$ 78,636							$ 50,000
Debt conversion shares								333,333
Advancing Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 27,000,000.0	$ 27,000,000.0						$ 27,000,000.0		$ 27,000,000.0
Purchase up warrant		818,181,819	818,181,819						818,181,819		818,181,819
Annual rate		8.00%	8.00%
Origination fee		$ 270,000	$ 270,000
Advancing Promissory Note [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued, price per share		$ 0.033	$ 0.033						$ 0.033		$ 0.033
Conversion of stock, shares converted		818,181,819
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 30,000,000.0	$ 30,000,000.0
Purchase up warrant		150,000,000	150,000,000
Shares issued, price per share		$ 0.22	$ 0.22
Convertible Promissory Note [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Shares issued, price per share		$ 0.22	$ 0.22